CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE COMPANY [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

28.CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Under PRC laws and regulations, the Company's PRC subsidiaries, VIEs and subsidiaries of VIEs are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves of the Company's PRC subsidiaries and the net assets of the VIEs and subsidiaries of VIEs, as determined pursuant to PRC generally accepted accounting principles, totaling RMB1,106,498 (US$177,605) as of December 31, 2012. The following is the condensed financial information of the Company on a parent-company only basis:

	December 31,
Balance sheets	2011	2012
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	8,362	762	122

Total current assets	8,362	762	122

Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	513,469	510,577	81,953
Amounts due from subsidiaries, VIEs and subsidiaries of VIEs	282,718	287,752	46,188
Total non-current assets	796,187	798,329	128,141

TOTAL ASSETS	804,549	799,091	128,263

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	179	179	29
Total current liabilities	179	179	29

Total liabilities	179	179	29

Shareholders' equity:
Ordinary shares, par value US$0.00001 per share
Authorized - 500,000,000 shares as of December 31, 2011 and 2012;
Issued and outstanding -58,937,912 shares as of December 31, 2011 and 2012	4	4	1
Additional paid-in capital	469,761	469,761	75,401
Retained earnings	334,605	329,147	52,832

Total shareholders' equity	804,370	798,912	128,234

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	804,549	799,091	128,263

	Years ended December 31,
Statements of comprehensive income (loss)	2010	2011	2012
	RMB	RMB	RMB	US$
Revenues	-	-	-	-
Cost of goods sold	-	-	-	-

Gross profit	-	-	-	-

Operating expenses	(16)	(835)	(2,660)	(427)

Loss from operations	(16)	(835)	(2,660)	(427)

Equity in profits of subsidiaries, VIEs and subsidiaries of VIEs	163,182	70,265	(2,892)	(465)
Interest income	-	6	1,173	189
Interest expense	(571)	(3)	(1,084)	(174)
Exchange (loss) gain	(1,222)	(1,516)	5	1

Income before income tax expense	161,373	67,917	(5,458)	(876)
Income tax expenses	-	-	-	-
Net income (loss) and comprehensive income (loss)	161,373	67,917	(5,458)	(876)

	Years ended December 31,
Statements of cash flows	2010	2011	2012
	RMB	RMB	RMB	US$
Cash flows used in operating activities	(587)	(1,957)	(2,555)	(410)

Cash flows used in investing activities	(99,990)	(209,590)	(5,034)	(808)

Cash flows provided by financing activities	322,097	-	-	-

Effect of foreign exchange rate changes, net	(1,222)	(391)	(11)	(2)

Net increase (decrease) in cash and cash equivalents	220,298	(211,938)	(7,600)	(1,220)

Cash and cash equivalents, beginning of year	2	220,300	8,362	1,342

Cash and cash equivalents, end of year	220,300	8,362	762	122

(a) Basis of presentation

In the parent-only financial statements, the Company's investments in subsidiaries, VIEs and subsidiaries of VIEs are stated at cost plus equity in undistributed earnings of subsidiaries, VIEs and subsidiaries of VIEs since inception or acquisition. The parent-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company records its investments in its subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC topic 323-10 ("ASC 323-10"), Investment-Equity Method and Joint Ventures. Such investments are presented as "Investments in subsidiaries, VIEs and subsidiaries of VIEs" on the balance sheets and share of the subsidiaries and VIEs' profit is presented as "Equity in profit of subsidiaries, VIEs and subsidiaries of VIEs" in the statements of comprehensive income (loss).

The subsidiaries, VIEs and subsidiaries of VIEs did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted in the parent-only financial statements.

(b) Commitments

The Company did not have any significant commitments or long-term obligations as at December 31, 2011 and 2012.